Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post Effective Amendment No. 77	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

230 PARK AVENUE, SUITE 534
NEW YORK, NY 10169

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of American Independence Funds Trust is being filed solely for the purpose of requesting a Class identifier for the Class C Shares of the American Independence Active Interest Rate Management Fund. The prospectus and statement of additional information, which were filed on February 29, 2012 under Post-Effective Amendment No. 73 (SEC Accession No.  0001324443-12-000022), and as amended on March 5, 2012 (SEC Accession  No. 0001324443-12-000024), are incorporated herein by reference.

PART A

Part A, the Prospectus dated February 29, 2012, was filed on Form N-1A (Accession No. 0001324443-12-000022) on February 29, 2012, as amended on March 5, 2012 (SEC Accession  No. 0001324443-12-000024), and is incorporated herein by reference.

PART B

Part B, the Statement of Additional Information dated February 29, 2012, was filed on Form N-1A (Accession No. 0001324443-12-000022) on February 29, 2012, as amended on March 5, 2012 (SEC Accession  No. 0001324443-12-000024), and is incorporated herein by reference.

PART C. OTHER INFORMATION

Item 28. Exhibits:

(a)	Articles of Incorporation. (1) Trust Instrument (Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005 and incorporated herein by reference).
(2) Amendment to Trust Instrument (Previously filed with Pre-Effective Amendment No. 3 filed on August 29, 2005 and incorporated herein by reference).
(b)	By-Laws (Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005 and incorporated herein by reference).
(c)	None
(d)	Investment Advisory Contracts.
(1)

Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC dated November 14, 2005 as amended on June 17, 2011. (Previously filed with Post-Effective Amendment No. 73 filed on February 28, 2012 and incorporated herein by reference).

(2)

Sub-Advisory Agreement between American Independence Financial Services and Structured Investment Management, Inc. (Previously filed with Pre-Effective Amendment No. 70 filed on April 29, 2011 and incorporated herein by reference).

(e)	Underwriting Contracts
(1) Distribution Agreement between Registrant and Matrix Capital Group (Previously filed with Post-Effective Amendment No. 61 filed on November 24, 2010 and incorporated herein by reference).
(f)	None
(g)	Custodian Agreements (1) Custody Agreement between Registrant and BNY Mellon (Previously filed with Post-Effective Amendment No. 73 filed on February 28, 2012 and incorporated herein by reference).
(h)	Other Material Contracts.
(1)

Administrative Agreement between the Registrant and American Independence Financial Services, LLC dated November 14, 2005 as amended June 17, 2011 (Previously filed with Post-Effective Amendment No. 73 filed on February 28, 2012 and incorporated herein by reference).

(2) Form of Agreement and Plan of Reorganization (Previously filed with Post-Effective Amendment No. 2 Filed on February 23, 2006 and incorporated herein by reference).
(3)

Transfer Agent and Service Agreement between Registrant and Boston Financial Data Services dated October 22, 2007 (Previously filed with Post-Effective Amendment No. 5 Filed on January 16, 2007 and incorporated herein by reference).

(4) Fund Accounting Agreement between Registrant and UMB Fund Services (Previously filed with Post-Effective Amendment No. 61 filed on November 24, 2010 and incorporated herein by reference).
(i)	Legal Opinion.
(1) Opinion and Consent of Dechert LLP (8)
(j)	Consent of Independent Public Accountants (Previously filed with Post-Effective Amendment No. 73 filed on February 28, 2012 and incorporated herein by reference).
(k)	None
(l)	None
(m)	Rule 12b-1 Plan dated June 17, 2011 (Previously filed with Post-Effective Amendment No. 73 filed on February 28, 2012 and incorporated herein by reference).
(n)	Rule 18f-3 Plan dated June 25, 2010 (Previously Filed with Post-Effective Amendment No. 61)
(o)	N/A
(p)	Codes of Ethics
(1) Code of Ethics of American Independence Funds Trust (Previously filed with Post-Effective Amendment No. 73 filed on February 28, 2012 and incorporated herein by reference).
(2) Code of Ethics of American Independence Financial Services, LLC (Previously filed with Post-Effective Amendment No. 73 filed on February 28, 2012 and incorporated herein by reference).
(3) Code of Ethics of Matrix Capital Group, Inc. (Previously filed with Post-Effective Amendment No. 61 filed on November 24, 2010 and incorporated herein by reference).
(q)	Power of Attorney dated December 15, 2007 (Previously filed with Post-Effective Amendment No. 02 filed on May 14, 2008 and incorporated herein by reference).

Item 29.  Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.  Indemnification

No change from the information set forth in Item 30 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on February 28, 2008 (Accession No. 0001206774-08-000425).

Item 31. Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, American Independence Financial Services, LLC, is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, AIFS provides investment advisory services to separately managed accounts.  Additional information as to AIFS and the directors and officers of AIFS is included in AIFS’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801- 63953), which is incorporated herein by reference and sets forth the officers and directors of AIFS and information as to any business, profession, vocation or employment of a substantial nature engaged in by AIFS and such officers and directors during the past two years.

The Registrant’s sub-adviser, Structure Investment Management, Inc. (“SIM”), is a Delaware corporation. Additional information as to SIM and the directors and officers of SIM is included in SIM’s Form ADV filed with the SEC (File No. 801-66326), which is incorporated herein by reference and sets forth the officers and directors of SIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by SIM and such officers and directors during the past two years.

Item 32. Principal Underwriters.

(a)

Matrix Capital Group, Inc. (the "Distributor") serves as the principal underwriter for the Registrant. The Distributor also acts as principal underwriter for the following registered investment companies:

AMIDEX Funds, Inc.

Monteagle Funds

Mutual Fund Series Trust

Congressional Effect Fund

Frank Funds

360 Funds

(b)	The table below provides information for each director, officer or partner of the Distributor:

PRINCIPAL NAME AND PRINCIPAL	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT

Christopher F. Anci	President & Treasurer	None

David F. Ganley	Senior Vice President	None

Jennifer Sarkany	Secretary	None

Richard W. Berenger	Chief Compliance Officer	None

Messrs. Anci and Berenger and Ms. Sarkany are located at 420 Lexington Avenue, Suite 601, New York, NY 10170. Mr. Ganley is located at 630 Fitzwatertown Road, Building "A", 2nd Floor, Willow Grove, PA 19090.

(c)	Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant and Sub-Administrator	UMB Fund Services, Inc. 803 W. Michigan Street Milwaukee, WI 53233
Registrant’s Investment Adviser and Administrator	American Independence Financial Services 230 Park Avenue, Suite 534 New York, NY 10169
Registrant’s Custodian	BNY Mellon Asset Servicing One Boston Place, 11th Floor AIM 024-0112 Boston, MA 02108
Registrant’s Transfer Agent	Boston Financial Data Services 30 Dan Road Canton, MA 02021

Registrant’s Distributor	Matrix Capital Group, Inc 420 Lexington Avenue Suite 601 New York, NY 10170

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 12th day of March 2012.

                                                                                                                    AMERICAN INDEPENDENCE FUNDS TRUST

                                                                                                                    By: /s/ Eric Rubin

                                                                                                                            Eric Rubin

                                                                                                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	March 12, 2012
Eric Rubin

/s/ Jeffrey Haas*	Trustee	March 12, 2012
Jeffrey Haas

/s/ Joseph Hankin*	Chairman of the Board and Trustee	March 12, 2012
Joseph Hankin

/s/ Terry L. Carter*	Trustee	March 12, 2012
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	March 12, 2012
Thomas F. Kice

/s/ George Mileusnic*	Trustee	March 12, 2012
George Mileusnic

/s/ John J. Pileggi*	Trustee	March 12, 2012
John J. Pileggi

/s/ Peter L. Ochs*	Trustee	March 12, 2012
Peter L. Ochs

*By: /s/ Eric Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed